Legal Actions (Details) $ in Millions		180 Months Ended
	Jul. 13, 2012 USD ($)	Apr. 20, 2017 USD ($)	Dec. 31, 2017 USD ($) legal_action	Sep. 30, 2017	Jul. 31, 2017	Nov. 17, 2016 legal_action	Dec. 31, 2015 legal_action
Loss Contingencies [Line Items]
RMBS trusts at issue in the State Court Action					11
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued | $			$ 2,700
ATM Access Fee Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number						3
Seminole Tribe Trustee Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number			1
Southern District of New York Class Action [Member]
Loss Contingencies [Line Items]
RMBS trusts at issue in the State Court Action				1
Sales Practice Matters [Member]
Loss Contingencies [Line Items]
Unauthorized accounts identified		3,500,000
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters | $		$ 142
Automobile Lending Practices [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number			1
Collateral Protection and Guaranteed Automobile Protection [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number			1
Interchange Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss | $	$ 6,600
Legal Actions (Textual) [Abstract]
Distribution to class merchants (percent)	0.10%
Distribution period to class merchants	8 months
Termination for Raising Concerns Related to Policies and Procedures [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number			2
RMBS Trustee Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number							4
All Class Members [Member] | Sales Practice Matters [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters | $		$ 25
CALIFORNIA | Sales Practice Matters [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number			2
DELAWARE | Sales Practice Matters [Member]
Loss Contingencies [Line Items]
Loss Contingency, Pending Claims, Number			2